Quarterly Holdings Report
for
Fidelity® Blue Chip Growth ETF
April 30, 2026
GTF-NPRT3-0626
1.9897897.105
Common Stocks - 99.9%
	Shares	Value ($)
BURKINA FASO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
IAMGOLD Corp (United States) (a)	318,550	5,373,939
CANADA - 1.8%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (a)	227,029	23,962,269
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Suncor Energy Inc	111,348	7,630,045
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd	45,914	3,993,286
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.9%
Celestica Inc (United States) (a)	131,679	53,934,402
IT Services - 0.2%
Shopify Inc Class A (a)	127,495	15,475,669
TOTAL INFORMATION TECHNOLOGY		69,410,071
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States)	26,343	4,958,016
TOTAL CANADA		109,953,687
CHINA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Pony AI Inc ADR (a)	393,418	3,883,035
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (a)	1,766	405,084
FINLAND - 0.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (a)	390,526	13,695,747
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj ADR	408,648	5,275,646
TOTAL FINLAND		18,971,393
NETHERLANDS - 0.4%
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (a)	4,676	3,655,322
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	4,888	7,033,783
NXP Semiconductors NV	49,421	14,509,512
TOTAL INFORMATION TECHNOLOGY		21,543,295
TOTAL NETHERLANDS		25,198,617
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	175,318	69,436,447
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	125,017	7,351,000
UNITED STATES - 95.9%
Communication Services - 15.8%
Entertainment - 2.4%
Netflix Inc (a)	1,460,634	136,729,949
ROBLOX Corp Class A (a)	177,106	9,786,878
Sphere Entertainment Co Class A (a)(b)	26,623	3,792,446
		150,309,273
Interactive Media & Services - 13.3%
Alphabet Inc Class A	1,449,165	557,638,692
Meta Platforms Inc Class A	390,761	239,110,564
Snap Inc Class A (a)	3,089,987	18,756,221
		815,505,477
Media - 0.1%
EchoStar Corp Class A (a)	61,238	7,540,847
TOTAL COMMUNICATION SERVICES		973,355,597
Consumer Discretionary - 16.5%
Automobiles - 1.5%
Rivian Automotive Inc Class A (a)	291,340	4,777,976
Tesla Inc (a)	233,274	89,024,357
		93,802,333
Broadline Retail - 8.4%
Amazon.com Inc (a)	1,946,484	515,935,050
Diversified Consumer Services - 0.0%
Phoenix Education Partners Inc	6,197	173,640
Hotels, Restaurants & Leisure - 2.6%
Brinker International Inc (a)	117,780	17,930,827
Carnival Corp	150,053	3,977,905
Cava Group Inc (a)	49,817	4,653,406
Cheesecake Factory Inc/The	51,775	3,255,094
Chipotle Mexican Grill Inc (a)	592,001	20,122,114
DoorDash Inc Class A (a)	99,274	16,742,560
Dutch Bros Inc Class A (a)	89,782	5,163,363
Hilton Worldwide Holdings Inc	43,296	14,030,935
Marriott International Inc/MD Class A1	32,911	11,903,580
Starbucks Corp	357,759	37,682,755
Sweetgreen Inc Class A (a)(b)	318,359	2,190,309
Texas Roadhouse Inc	41,644	6,704,268
Wingstop Inc	43,984	7,216,015
Wynn Resorts Ltd	90,687	9,713,485
		161,286,616
Household Durables - 0.7%
SharkNinja Inc (a)	359,570	41,541,122
Specialty Retail - 2.6%
AutoZone Inc (a)	1,693	6,270,923
Bath & Body Works Inc	225,809	4,389,727
Bob's Discount Furniture Inc	6,230	66,909
Carvana Co Class A (a)	78,132	30,924,646
Five Below Inc (a)	25,033	5,899,277
Floor & Decor Holdings Inc Class A (a)	124,507	6,026,139
Home Depot Inc/The	30,778	10,119,806
Lowe's Cos Inc	123,938	29,595,155
RealReal Inc/The (a)	299,330	3,559,034
RH (a)	94,230	12,434,591
Ross Stores Inc	19,333	4,403,864
TJX Cos Inc/The	150,750	23,630,063
Urban Outfitters Inc (a)	64,027	4,503,659
Victoria's Secret & Co (a)	241,641	12,524,253
Warby Parker Inc Class A (a)	235,685	5,213,352
Wayfair Inc Class A (a)	8,980	574,091
		160,135,489
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd (a)	434,496	8,477,017
Kontoor Brands Inc	57,639	4,228,397
Lululemon Athletica Inc (a)	27,999	3,855,462
NIKE Inc Class B	241,343	10,705,976
PVH Corp	90,605	8,284,921
Ralph Lauren Corp Class A	11,517	4,130,457
Tapestry Inc	40,009	5,802,905
		45,485,135
TOTAL CONSUMER DISCRETIONARY		1,018,359,385
Consumer Staples - 1.2%
Beverages - 0.2%
Celsius Holdings Inc (a)	183,979	6,176,175
PepsiCo Inc	35,088	5,561,097
		11,737,272
Consumer Staples Distribution & Retail - 0.7%
BJ's Wholesale Club Holdings Inc (a)	53,353	5,009,313
Costco Wholesale Corp	7,980	8,095,949
Sprouts Farmers Market Inc (a)	67,032	5,486,569
Target Corp	197,057	25,568,147
		44,159,978
Household Products - 0.2%
Kimberly-Clark Corp	57,453	5,655,099
Procter & Gamble Co/The	27,382	4,027,618
		9,682,717
Personal Care Products - 0.1%
Herbalife Ltd (a)	335,957	5,576,886
TOTAL CONSUMER STAPLES		71,156,853
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chevron Corp	36,126	6,983,517
Exxon Mobil Corp	57,659	8,898,514
TOTAL ENERGY		15,882,031
Financials - 2.2%
Capital Markets - 0.6%
Coinbase Global Inc Class A (a)	27,513	5,166,116
Goldman Sachs Group Inc/The	15,224	14,063,475
Morgan Stanley	32,665	6,225,622
Robinhood Markets Inc Class A (a)	155,760	11,353,346
		36,808,559
Consumer Finance - 0.1%
Dave Inc Class A (a)	15,165	4,124,728
Figure Technology Solutions Inc Class A (b)	161,400	5,665,140
		9,789,868
Financial Services - 1.5%
Affirm Holdings Inc Class A (a)	223,987	14,397,884
Mastercard Inc Class A	98,295	49,434,522
PayPal Holdings Inc	87,314	4,377,924
Rocket Cos Inc Class A (a)	331,264	4,843,080
Visa Inc Class A	49,380	16,287,499
		89,340,909
TOTAL FINANCIALS		135,939,336
Health Care - 5.4%
Biotechnology - 1.8%
AbbVie Inc	123,415	26,080,058
Alnylam Pharmaceuticals Inc (a)	44,615	13,807,896
Apogee Therapeutics Inc (a)	8,874	735,566
Caris Life Sciences Inc (a)	9,879	187,701
Gilead Sciences Inc	321,155	42,019,920
Legend Biotech Corp ADR (a)	63,502	1,493,567
Moderna Inc (a)	97,607	4,484,066
Praxis Precision Medicines Inc (a)	13,486	4,299,741
Regeneron Pharmaceuticals Inc	7,842	5,544,765
Roivant Sciences Ltd (a)	145,070	4,138,847
Scholar Rock Holding Corp (a)	78,383	3,653,432
Travere Therapeutics Inc (a)	131,922	5,556,555
Vaxcyte Inc (a)	31,210	1,786,460
		113,788,574
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp (a)	128,943	7,428,406
Kestra Medical Technologies Ltd (a)	112,653	2,334,170
Medline Inc Class A	162,564	7,229,221
		16,991,797
Health Care Providers & Services - 0.7%
Cardinal Health Inc	63,589	12,265,046
Cencora Inc	23,479	7,231,767
Guardant Health Inc (a)	61,088	5,319,543
McKesson Corp	14,340	11,689,968
UnitedHealth Group Inc	10,595	3,925,236
		40,431,560
Health Care Technology - 0.0%
HeartFlow Inc (a)	100,188	2,981,594
Pharmaceuticals - 2.6%
Elanco Animal Health Inc (a)	149,876	3,352,726
Eli Lilly & Co	147,725	138,063,786
Jazz Pharmaceuticals PLC (a)	20,473	4,156,428
Johnson & Johnson	59,979	13,786,173
Viatris Inc	35,400	528,876
		159,887,989
TOTAL HEALTH CARE		334,081,514
Industrials - 6.0%
Aerospace & Defense - 2.4%
ATI Inc (a)	27,516	4,277,637
Axon Enterprise Inc (a)	18,882	7,586,032
Boeing Co (a)	169,973	38,928,917
Carpenter Technology Corp	32,912	14,092,918
FTAI Aviation Ltd	121,045	30,221,305
GE Aerospace	83,755	24,283,087
Howmet Aerospace Inc	90,901	22,092,579
Karman Holdings Inc (a)	38,410	2,611,112
Woodward Inc	10,241	3,717,381
		147,810,968
Air Freight & Logistics - 0.1%
FedEx Corp	9,790	3,948,405
Building Products - 0.0%
Madison Air Solutions Corp Class A	23,191	885,431
Construction & Engineering - 0.5%
Comfort Systems USA Inc	9,931	18,275,523
Construction Partners Inc Class A (a)	30,560	3,779,050
IES Holdings Inc (a)	10,728	6,909,690
		28,964,263
Electrical Equipment - 1.2%
Bloom Energy Corp Class A (a)	24,177	6,850,795
Eaton Corp PLC	4,504	1,950,277
GE Vernova Inc	46,541	50,425,312
Nextpower Inc Class A (a)	76,652	9,131,553
Regal Rexnord Corp	28,744	6,180,822
		74,538,759
Ground Transportation - 0.5%
Lyft Inc Class A (a)	326,536	4,620,484
Old Dominion Freight Line Inc	33,448	7,105,359
Uber Technologies Inc (a)	171,962	12,830,085
XPO Inc (a)	28,130	6,192,257
		30,748,185
Machinery - 0.6%
Caterpillar Inc	11,250	10,013,738
Cummins Inc	18,133	12,167,424
PACCAR Inc	54,584	6,484,579
RBC Bearings Inc (a)	10,453	6,262,288
Terex Corp	68,545	4,263,499
		39,191,528
Passenger Airlines - 0.6%
Delta Air Lines Inc	294,277	20,007,893
United Airlines Holdings Inc (a)	201,617	18,145,530
		38,153,423
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc	18,439	4,936,305
TOTAL INDUSTRIALS		369,177,267
Information Technology - 47.2%
Communications Equipment - 1.0%
Arista Networks Inc (a)	43,017	7,429,466
Ciena Corp (a)	7,915	4,175,796
Lumentum Holdings Inc (a)	55,850	50,394,572
		61,999,834
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	158,583	23,354,518
Coherent Corp (a)	85,283	27,265,829
Corning Inc	83,732	13,752,144
Jabil Inc	28,984	9,781,810
Keysight Technologies Inc (a)	13,940	4,877,745
TD SYNNEX Corp	26,545	6,057,038
TTM Technologies Inc (a)	27,182	4,300,736
		89,389,820
IT Services - 0.9%
Akamai Technologies Inc (a)	40,317	4,151,845
Cloudflare Inc Class A (a)	88,634	18,167,311
Fastly Inc Class A (a)	145,090	3,664,247
Okta Inc Class A (a)	57,816	4,258,148
Snowflake Inc (a)	27,391	3,738,050
Twilio Inc Class A (a)	155,682	23,050,277
		57,029,878
Semiconductors & Semiconductor Equipment - 23.8%
Advanced Micro Devices Inc (a)	29,079	10,308,215
Astera Labs Inc (a)	172,856	33,661,977
Broadcom Inc	555,258	231,781,347
GlobalFoundries Inc (a)	191,838	12,392,735
KLA Corp	2,937	5,140,778
Lam Research Corp	49,850	12,854,321
MACOM Technology Solutions Holdings Inc (a)	34,637	9,754,126
Marvell Technology Inc	762,551	125,935,298
Micron Technology Inc	98,456	50,917,505
Monolithic Power Systems Inc	39,659	64,025,886
NVIDIA Corp	4,538,888	905,825,878
Teradyne Inc	10,106	3,471,107
		1,466,069,173
Software - 7.9%
AppLovin Corp Class A (a)	173,004	77,220,335
Aurora Innovation Inc Class A (a)(b)	358,730	2,109,332
Crowdstrike Holdings Inc Class A (a)	22,190	9,891,193
Intuit Inc	12,349	4,797,587
Microsoft Corp	781,577	318,711,469
Oracle Corp	186,995	30,179,123
Palantir Technologies Inc Class A (a)	163,827	22,789,974
Salesforce Inc	43,772	7,727,071
Strategy Inc Class A (a)	27,445	4,540,775
Terawulf Inc (a)(b)	252,679	5,490,715
		483,457,574
Technology Hardware, Storage & Peripherals - 12.1%
Apple Inc	2,176,657	590,635,877
Dell Technologies Inc Class C	26,862	5,612,815
Sandisk Corp/DE (a)	45,683	50,091,866
Seagate Technology Holdings PLC	34,698	23,373,961
Western Digital Corp	168,487	73,210,971
		742,925,490
TOTAL INFORMATION TECHNOLOGY		2,900,871,769
Materials - 0.2%
Chemicals - 0.0%
Solstice Advanced Materials Inc	20,918	1,714,230
Construction Materials - 0.1%
James Hardie Industries PLC (a)	186,827	3,921,499
Metals & Mining - 0.1%
Alcoa Corp	57,301	3,655,230
Century Aluminum Co (a)	89,897	5,343,478
		8,998,708
TOTAL MATERIALS		14,634,437
Real Estate - 0.6%
Health Care REITs - 0.6%
Welltower Inc	163,279	35,487,058
Real Estate Management & Development - 0.0%
Compass Inc Class A (a)	477,638	3,615,720
TOTAL REAL ESTATE		39,102,778
Utilities - 0.5%
Electric Utilities - 0.4%
Constellation Energy Corp	14,587	4,565,731
Entergy Corp	63,204	7,452,384
NRG Energy Inc	71,085	11,059,404
		23,077,519
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	32,179	5,079,133
TOTAL UTILITIES		28,156,652
TOTAL UNITED STATES		5,900,717,619
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (a)	204,217	5,000,374
TOTAL COMMON STOCKS (Cost $4,286,713,691)		6,146,291,195

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,286,713,691)	6,146,291,195
NET OTHER ASSETS (LIABILITIES) - 0.1%	8,499,691
NET ASSETS - 100.0%	6,154,790,886

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
At period end, the value of non-cash collateral for securities on loan amounted to $10,671,390.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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